SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Transition Report on Form 10-KT, as filed with the SEC on October 16, 2024. The accompanying condensed balance sheet as of June 30, 2024 has been derived from the audited financial statements included in the Form 10-KT. The interim results for the three months ended September 30, 2024 are not necessarily indicative of the results to be expected for the year ending June 30, 2025 or for any future periods.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Goodwill

We perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates, and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. As a result of the Deferred tax the Goodwill balance was reduced by the benefit received. As of September 30, 2024, the fair value of goodwill was $6,142,525, as described in Note 10.

Intangible Assets

Developed technology and customer relationships are amortized using the straight-line method over the ten-year and twelve-year estimated useful lives of the assets, respectively. As of September 30, 2024, the carrying value of developed technology and customer list was $1,928,800 and $13,843,665, respectively, as described in Note 10 and Note 11.

Impairment of Long-lived and Intangible Assets

The Company had no impairment charges during the three-month periods ended September 30, 2024 and 2023.

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants that do not meet all the criteria for equity classification are recognized as a non-cash gain or loss on the condensed consolidated statements of operations. The fair value of the private warrants was estimated using a Black-Scholes model approach (see Note 14).

Net (Loss) Income per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per share of common stock is computed by dividing net (loss) income by the weighted average number of shares of common stock outstanding for the period. (Loss) Income is allocated between redeemable and non-redeemable shares based on relative amounts of weighted average shares outstanding. Accretion associated with the redeemable shares of common stock is excluded from (loss) income per share as the redemption value approximates fair value.

The calculation of diluted net (loss) income per share does not consider the effect of the warrants issued and outstanding. For the three months ended September 30, 2024, the calculation excludes the dilutive impact of warrants because none would be issued under treasury method. The convertible financial instrument and other share obligations were included in the dilutive calculation under the as converted method, as such the number of shares were included as if the shares were issued on July 1, 2024 and the interest expense and the change in fair value associated with the financial instruments was adjusted from net income to determine the numerator and denominator.

For the three months ended September 30, 2023, the calculation excludes the dilutive impact of these instruments because the exercise of the warrants were contingent upon the occurrence of future events and inclusion would be antidilutive.

The following table reflects the calculation of basic net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended
	September 30, 2024	September 30, 2023
	Non-		Non-
	redeemable	Redeemable	redeemable
Basic net income (loss) per common stock
Numerator:
Allocation of net income, as adjusted	$10,748,033	$(130,164)	$(125,814)
Denominator:
Basic weighted average common stock outstanding	15,384,357	5,205,217	5,031,250
Basic net income per common stock	$0.70	$(0.03)	$(0.03)

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended
	September 30,2024	September 30,2023
	Non-		Non-
	redeemable	Redeemable	redeemable
Diluted net income (loss) per common stock
Numerator:
Allocation of net income,	$10,748,033	$(130,164)	$(125,814)
Change in fair value of financial instruments	(12,655,000)	—	—
Interest on dilutive instruments	1,419,843	—	—
Allocation of net income, as adjusted	$(487,124)	$(130,164)	$(125,814)
Denominator:
Dilutive weighted average common stock outstanding	15,384,357	5,205,217	5,031,250
If converted shares	99,180,693	—	—
	114,565,050	5,205,217	5,031,250
Diluted net income (loss) per common stock	$(0.00)	$(0.03)	$(0.03)

Below is a summary of the dilutive instruments as of September 30, 2024 and 2023:

Description	September 30, 2024	September 30, 2023
Short Term Notes	49,050,804	—
Convertible notes	19,263,975
Secured convertible note	26,202,298	—
Subscription agreement	2,818,665	—
Tau agreement	1,253,514
Stock payable	250,000
Promissory note	341,437	—
Total Shares issuable under Convertible Note obligations – if converted total dilutive	99,180,693	—

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	6,153,125
Secured convertible note warrants	600,000	—
Total excluded under treasury method – out of the money	16,215,625	16,215,625

Recent Accounting Standards

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards.

The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the private warrant liabilities, the fair value of the Subscription Agreement, the fair value of the conversion liabilities, realization of deferred tax assets, and the fair value of the customer list acquired on February 9, 2024. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all operating accounts that hold money market funds held and short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Trading Securities

Securities held in the Company’s trading account and trading securities, consist primarily of over-the-counter securities and are valued based upon quoted market prices. The value of securities that are not readily marketable are estimated by management based upon quoted prices, the number of market makers, trading volume and number of shares held. Unrealized gains and losses are reflected in income in the financial statements.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation on property and equipment is provided using accelerated and straight-line methods over expected useful lives of three to seven years.

Leases

In February 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-02, Leases. ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability on the statement of financial condition for all leases with terms longer than 12 months. Pursuant to this standard, the Company has recorded an operating lease right-of use (“ROU”) asset and operating lease liability in the accompanying balance sheet as of June 30, 2024.

The Company leases office space under the terms of several operating leases. The determination of whether an arrangement is a lease is made at the lease’s inception. Under ASC 842, a contract is (or contains) a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined under the standard as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses the implicit rate when it is readily determinable. Since the Company’s leases do not provide implicit rates, to determine the present value of lease payments, management uses the Company’s estimated incremental borrowing rate based on the information available at lease commencement.

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. We evaluate goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the reporting unit using income models. Our models contain significant assumptions and accounting estimates about discount rates, future cash flows, that could materially affect our operating results or financial position if they were to change significantly in the future and could result in an impairment. We perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. As of June 30, 2024, the fair value of goodwill was $7,706,725, as described in Note 11.

Intangible Assets

Intangible assets are presented at fair value, net of amortization. The fair value is determined based on the appraised value of the asset. Intangible assets comprise of developed technology and customer list (See Note 11 and 13). Developed technology and customer relationships are amortized using the straight-line method over the ten-year and twelve-year estimated useful lives of the assets, respectively. As of June 30, 2024, the fair value of developed technology and customer list was $1,726,500 and $14,625,000, respectively, as described in Note 11 and Note 13.

Impairment of Long-lived and Intangible Assets

In accordance with ASC 360-10 Property Plant and Equipment and ASC 350-10 Intangibles, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved. The Company recorded $17,845,813 of impairment charges included in loss on AtlasClear asset acquisition during the six months ended June 30.

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants that do not meet all the criteria for equity classification are recognized as a non-cash gain or loss on the consolidated statements of operations. The fair value of the private warrants was estimated using a Black-Scholes model approach (see Note 9).

Income Taxes

The Company utilizes the asset and liability method to account for income taxes. The objective of this method is to establish deferred tax assets and liabilities for the temporary differences between net income for financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized.

Income tax expense or benefit is provided based upon the financial statement earnings of the Company. The allowance for doubtful accounts is deductible for financial statement purposes, but not for tax purposes. Depreciation expense is recognized in different periods for tax and financial accounting purposes due to the use of accelerated depreciation methods for income tax purposes. The tax effects of such differences are reported as deferred income taxes in the financial statements.

Revenue Recognition

Wilson-Davis, a subsidiary of the Company, recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, using the modified retrospective method. This revenue recognition guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance requires an entity to follow a five-step model to: (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when the entity satisfies a performance obligation.

Wilson-Davis acts as an agent by selling securities to customers and collecting commissions. Wilson-Davis recognizes commissions on a trade date basis, which is the day the transaction is executed. Wilson-Davis believes that the performance obligation is satisfied on the trade date because that is when the security is selected, the price is determined, the trade is executed, and the risks and rewards of ownership have been transferred to/from the customer.

Wilson-Davis also receives commissions on mutual funds purchased by customers. Wilson-Davis believes that the performance obligation is not satisfied until the mutual funds are purchased by customers and recognizes the commission at that time.

Wilson-Davis performs vetting services to customers that wish to convert restricted stock to eligible trading stock. In addition, Wilson-Davis charges clearing fees to another broker-dealer for which it clears trades. Wilson-Davis recognizes revenue as the related performance obligations are satisfied.

Common Stock Subject to Possible Redemption

The Company accounts for its Common Stock subject to possible redemption in accordance with the guidance in ASC 480. Common Stock subject to mandatory redemption are classified as a liability instrument and is measured at fair value. Conditionally redeemable Common Stock (including Common Stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Common Stock is classified as stockholders’ equity. The Company’s Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, all Common Stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Common Stock to equal the redemption value at the end of each reporting period. The accretion of redeemable Common Stock during the year ended December 31, 2023 was an increase of $4,008,446, which represents cumulative earnings and withdrawals on the Trust Account through December 31, 2023, net of reimbursable income and franchise tax obligations as of December 31, 2023. The dissolution expense of $100,000 is not included in the redemption value of the Common Stock subject to redemption since it is only taken into account in the event of the Company’s liquidation. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Common Stock resulted in charges against additional paid-in capital, to the extent available, and accumulated deficit. On February 9, 2024, the shareholders redeemed in connection with the business combination $53,947,064, the company withdrew $68,418 from trust to cover income tax payments and recognized reclassified the unredeemed shares to permanent equity of 1,195,566. As of June 30, 2024 the Company no longer has redeemable shares.

At June 30, 2024, December 31, 2023 and 2022, the Common Stock reflected in the balance sheets is reconciled in the following table:

Common Stock subject to possible redemption, December 31, 2021	$201,250,000
Plus:
Accretion of carrying value to redemption value	2,170,202
Common Stock subject to possible redemption, December 31, 2022	203,420,202
Less:
Redemption	(152,810,179)
Plus:
Accretion of carrying value to redemption value	4,008,446
Common Stock subject to possible redemption, December 31, 2023	$54,618,469
Less:
Redemption	(53,947,064)
Withdraw for taxes	(68,416)
Reclass to permanent equity	(1,195,566)
Plus:
Accretion of carrying value to redemption value	592,577
Common Stock subject to possible redemption, June 30, 2024	$—

Net (Loss) Income per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per share of common stock is computed by dividing net (loss) income by the weighted average number of shares of common stock outstanding for the period. (Loss) income is allocated between redeemable and non-redeemable shares based on relative amounts of weighted average shares outstanding. Accretion associated with the redeemable shares of common stock is excluded from (loss) income per share as the redemption value approximates fair value.

The calculation of diluted net (loss) income per share does not consider the effect of the convertible derivative liability, subscription agreement, earnout shares nor the warrants issued and outstanding. The calculation excludes the dilutive impact of these instruments because the issuance of the securities underlying the exercise of the warrants are contingent upon the occurrence of future events and inclusion would be antidilutive. As a result, diluted net (loss) income per share of common stock is the same as basic net (loss) income per common stock for the periods presented.

The following table reflects the calculation of basic and diluted net (loss) income per share of common stock (in dollars, except share amounts):

	FOR THE SIX MONTHS PERIOD ENDED		FOR THE YEAR ENDED
	June 30, 2024		December 31, 2023		December 31, 2022
		Non-		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable	Redeemable	Redeemable
Basic and diluted net income (loss) per share of Common Stock
Numerator:
Net loss	$(11,279,605)	$(108,927,342)	$460,174	$335,609	$8,836,454	$2,209,113
Deemed dividend	—	(15,422,431)	—	—	—	—
Allocation of net income (loss)	$(11,279,605)	$(124,349,773)	$460,174	$335,609	$8,836,454	$2,209,113
Denominator:
Basic and diluted weighted average shares outstanding	10,719,043	1,109,975	6,898,644	5,031,250	20,125,000	5,031,250
Basic and diluted net income (loss) per share of Common Stock	$(10.16)	$(11.60)	$0.07	$0.07	$0.44	$0.44

Below is a summary of the dilutive instruments as of June 30, 2024, December 31, 2023 and, these were excluded as including them would be anti dilutive as of June 30, 2024 and were excluded in December 31, 2023 and June 30, 2023 as the exercise was contingent:

	For the Six Months Ended	For the year ended
Description	June 30, 2024	December 31, 2023	December 31, 2022
Shares issuable pursuant to Short Term and Long Term Notes	14,012,965	—	—
Shares issuable pursuant to Secured convertible note	9,801,273	—	—
Shares issuable pursuant to Convertible note	4,722,875
Shares issuable pursuant to Subscription agreement	938,967
Shares issuable pursuant to Promissory note	379,375	—	—
Total Shares issuable under Note obligations	29,855,455	—	—
Public Warrants	10,062,500	10,062,500	10,062,500
Private Warrants	5,553,125	6,153,125	6,153,125
Secured convertible note warrants	600,000	—	—
Total dilutive	46,071,080	16,215,625	16,215,625

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature, except for warrant liabilities, convertible derivatives and the earnout out liability (see Note 19).

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.